1933 Act/Rule 497(e)

July 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Insight Trust
File Nos. 033-64915 and 811-07447

To The Commission Staff:

On behalf of Virtus Insight Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Tax-Exempt Bond Fund (the “Fund”) as filed under Rule 497(e) on June 15, 2012. The purpose of this filing is to submit the 497(e) filing dated June 15, 2012 in XBRL for the Fund.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood